DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Impairment Loss in 2022 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Generating Units
Impairment loss on goodwill		$ 179.0
Goodwill	$ 2,270.0	2,242.4
Trademarks	2,427.0	2,394.5
Trademarks
Cash Generating Units
Impairment loss		19.1
Winter Sports Equipment
Cash Generating Units
Goodwill	79.0	149.0
Trademarks	132.5	270.9
Salomon (previously Salomon Apparel and Footwear)
Cash Generating Units
Goodwill	679.8	583.4
Trademarks	643.2	477.8
Arc'teryx Apparel and Gear
Cash Generating Units
Goodwill	1,361.7	1,361.7
Trademarks	943.7	943.7
Peak Performance
Cash Generating Units
Impairment loss on goodwill	0.0	179.0	$ 0.0
Impairment loss		19.1
Trademarks	157.0	151.6
Peak Performance | Trademarks
Cash Generating Units
Impairment loss	0.0	19.1	$ 0.0
Ball & Racquet Sports
Cash Generating Units
Goodwill	149.6	148.3
Trademarks	$ 550.5	$ 550.5